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                                                             OMB APPROVAL
                                                  ------------------------------
                                                  OMB NUMBER           3235-0456
                                                  EXPIRES:       AUGUST 31, 2000
                                                  ESTIMATED AVERAGE BURDEN
                                                  HOURS PER RESPONSE...........1
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1.   NAME AND ADDRESS OF ISSUER:

                                GE Institutional Funds
                                c/o GE Asset Management Incorporated
                                3003 Summer Street
                                Stamford, CT  06905

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2.   THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS
     FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF
     SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR
     CLASSES): _X_

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3.   INVESTMENT COMPANY ACT FILE NUMBER:    811-08257


     SECURITIES ACT FILE NUMBER:    333-29337

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4(A).LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

                                         September 30, 2001

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4(B).___ CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
     DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).  (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(C).___ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM

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SEC 2393 (9-97)

5.  CALCULATION OF REGISTRATION FEE:

    (I)    AGGREGATE SALE PRICE OF SECURITIES
           SOLD DURING THE FISCAL YEAR PURSUANT
           TO SECTION 24(F)                                         $566,084,226

    (II)   AGGREGATE PRICE OF SECURITIES REDEEMED
           OR REPURCHASED DURING THE FISCAL YEAR:      $337,373,570

    (III)  AGGREGATE PRICE OF SECURITIES REDEEMED
           OR REPURCHASED DURING ANY PRIOR FISCAL
           YEAR ENDING NO EARLIER THAN
           OCTOBER 11, 1995 THAT WERE NOT
           PREVIOUSLY USED TO REDUCE REGISTRATION
           FEES PAYABLE TO THE COMMISSION:             $0

    (IV)   TOTAL AVAILABLE REDEMPTION CREDITS
           (ADD ITEMS 5 (ii) AND 5 (III)                            $337,373,570

    (V)    NET SALES - IF ITEM 5(I) IS GREATER
           THAN ITEM 5(IV) (SUBTRACT ITEM 5(IV)
           FROM ITEM 5(I):                                          $228,710,656


    --------------------------------------------------------
    (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN
           FUTURE YEARS - IF ITEM 5(I) IS LESS        $(-0-)
           THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV)       ------
           FROM ITEM 5(I)]:
    --------------------------------------------------------

    (VII)  MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
           INSTRUCTION C.9):                                          X 0.000239

    (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
           5(VII)] (ENTER "0" IF NO FEE IS DUE):                     =$54,661.85

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6.   PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: _N/A_. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END
     OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR
     USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:
     _N/A_.

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7.   INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
     END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                         + $   0
                                                                           -----

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8.   TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
     [LINE 5(VIII) PLUS LINE 7]:
                                                                    = $54,661.85
                                                                      ----------
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: 12/19/01

                METHOD OF DELIVERY:

                         ___ WIRE TRANSFER

                         _X_ MAIL OR OTHER MEANS

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SEC 2393 (9-97)

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY (SIGNATURE AND TITLE)*             /S/SIGNATURE
                          -----------------------------------

                            Michael J. Tansley, Treasurer
                          -----------------------------------

 DATE:  December 18, 2001
        -----------------

  *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE